FINANCIAL OBLIGATIONS - Issued bonds by issued date and maturity date - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Aug. 15, 2025	May 15, 2025	Feb. 13, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 21,456,986				$ 26,215,847
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 8,531,016				9,472,568
Colombia, Pesos | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 24/11/2016 and 12/12/2024
Bonds issued	$ 1,177,984				1,177,903
Maturity Date	Between 24/11/2026 and 28/06/2042
Interest Rate	10.08%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.69%
Colombia, Pesos | Parent Company [Member] | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	6.16%
Colombia, Pesos | Banco AV Villas
Disclosure of detailed information about borrowings [line items]
Issue Date	23/02/2021
Bonds issued	$ 88,105				87,020
Maturity Date	23/02/2026
Colombia, Pesos | Banco AV Villas | CPI [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.36%
Colombia, Pesos | Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 10/02/2021 and 25/07/2024
Bonds issued	$ 902,401				1,088,630
Maturity Date	Between 10/02/2026 and 25/07/2028
Colombia, Pesos | Banco de Bogota S.A. | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	10.38%
Colombia, Pesos | Banco de Bogota S.A. | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	10.45%
Colombia, Pesos | Banco de Bogota S.A. | CPI [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.16%
Colombia, Pesos | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 09/08/2012 and 20/08/2020
Bonds issued	$ 1,419,919				1,876,405
Maturity Date	Between 10/06/2026 and 14/12/2032
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.37%
Colombia, Pesos | Banco de Occidente S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.65%
Colombia, Pesos | Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 11/12/2012 and 15/08/2025
Bonds issued	$ 4,126,514	$ 350,000	$ 48,800	$ 133,100	3,871,660
Maturity Date	Between 08/09/2026 and 19/11/2045
Interest Rate	3.77%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.90%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	6.40%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | IBR [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.75%
Colombia, Pesos | Banco Popular S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/10/2016 and 10/03/2022
Bonds issued	$ 816,093				1,370,950
Maturity Date	Between 15/07/2026 and 10/03/2027
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.29%
Borrowing rate interest rate basis	2.58%
Colombia, Pesos | Banco Popular S.A. | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.78%
Borrowing rate interest rate basis	4.13%
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 12,925,970				16,743,279
Foreign currency [member] | Banco de Bogota S.A. and MFH
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 6,587,469				9,316,131
Foreign currency [member] | Banco de Bogota S.A. Under rule 144A
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/05/2016 and 24/03/2023
Bonds issued	$ 6,587,469				7,720,126
Maturity Date	Between 12/05/2026 and 24/03/2033
Foreign currency [member] | Banco de Bogota S.A. Under rule 144A | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency [member] | Banco de Bogota S.A. Under rule 144A | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%
Foreign currency [member] | Banco de Bogota S.A. Under rule 144A | SOFR6
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.75%
Foreign currency [member] | Multi Financial Holding
Disclosure of detailed information about borrowings [line items]
Bonds issued					1,596,005
Foreign currency [member] | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	13/05/2024
Bonds issued	$ 677,521				791,791
Maturity Date	13/08/2034
Interest Rate	10.88%
Foreign currency [member] | Grupo Aval Limited
Disclosure of detailed information about borrowings [line items]
Issue Date	4/02/2020
Bonds issued	$ 3,777,033				4,428,224
Maturity Date	4/02/2030
Interest Rate	4.38%
Foreign currency [member] | Promigas S.A. and Gases del Pacfico S.A.C. Under rule 144A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 16/10/2019 and 22/10/2020
Bonds issued	$ 1,883,947				$ 2,207,133
Maturity Date	Between 16/10/2029 and 22/10/2029
Interest Rate	3.75%